Advances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
Schedule of Advances from Nonaffiliated Collaboration	As of March 31, 2015, no revenues were realized from this agreement.

	March 31, 2015	December 31, 2014
BioTime, Inc. (in thousands)	$250	$250
As of December 31, 2014, no revenues were realized from this agreement.

	December 31, 2014	December 31, 2013

BioTime, Inc. (in thousands)	$250	$250